Revenue from Private Funds and Advisory Services (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contracts with Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The components of the Company’s revenue from private funds and advisory services are described in the table below. Intercompany revenues and expenses between the Company and its subsidiaries, such as property management fees, are eliminated upon consolidation. Under certain arrangements, asset-based fees that are earned from third-party investors in Tricon's subsidiary entities are billed directly to those investors and are therefore not recognized in the accounts of the applicable subsidiary. These amounts are included in the asset management fees revenue recognized in the statements of comprehensive income.

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Asset management fees	$12,719	$12,061
Performance fees	8,909	2,836
Development fees	24,418	18,298
Property management fees	4,647	895
Total revenue from private funds and advisory services	$50,693	$34,090